Document and Entity Information	9 Months Ended
Sep. 30, 2012
Document And Entity Information
Entity Registrant Name	Fuelstream INC
Entity Central Index Key	0001024920
Document Type	S-1
Document Period End Date	Sep 30, 2012
Amendment Flag	true
Current Fiscal Year End Date	--12-31
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Amendment Description	This amendment is for the sole purpose of filing the XBRL financial report.
Document Fiscal Period Focus	Q3
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
CURRENT ASSETS
Cash and cash equivalents	$ 26,542	$ 564	$ 89
Accounts receivable, net	464,376
Prepaid expenses
Loans receivable		183,500
Total Current Assets	490,918	184,064	89
Goodwill	2,557,033
TOTAL ASSETS	3,047,951	184,064	89
CURRENT LIABILITIES
Accounts payable	899,989	84,141	77,857
Due to related parties	66,754	29,254	252,508
Accrued expenses	875,840	801,110	2,527,484
Notes payable	1,582,016	232,000	27,000
Notes payable - related parties	1,448,000	493,500	684,066
Total Current Liabilities	4,872,599	1,640,005	3,568,915
TOTAL LIABILITIES	4,872,599	1,640,005	3,568,915
STOCKHOLDERS' DEFICIT
Preferred stock, $0.0001 par value; 200 shares authorized, 200 shares issued and outstanding
Common stock, $0.0001 par value; 50,000,000 shares authorized, 3,167,747 and 512,167 shares issued and outstanding, respectively	1,292	317	51
Additional paid-in capital	37,088,406	30,649,006	26,106,635
Accumulated deficit	(38,914,346)	(32,105,264)	(29,675,512)
Total Stockholders' Deficit	(1,824,648)	(1,455,941)	(3,568,826)
TOTAL LIABILITIES AND STOCKHOLDERS' DEFICIT	$ 3,047,951	$ 184,064	$ 89

Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	200	200	200
Preferred stock, shares issued	200	200	200
Preferred stock, shares outstanding	200	200	200
Common stock, par value	$ 0.0001	$ 0.0001
Common stock, shares authorized	50,000,000	50,000,000	50,000,000
Common stock, shares issued	12,921,297	3,167,747	512,167
Common stock, shares outstanding	12,921,297	3,167,747	512,167

Statements of Operations (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
NET SALES	$ 342,370		$ 740,907
COST OF SALES	189,027		566,925
GROSS MARGIN	153,343		173,982
SELLING, GENERAL AND ADMINISTRATIVE EXPENSES
Salaries and consulting	777,236	383,333	824,836	755,333	2,749,667	5,243,145
Professional fees	56,105	49,153	143,751	146,098	222,848	101,806
Selling, general and administrative	5,216,727	519	5,939,018	904	949	84,236
Total Selling, General and Administrative Expenses	6,050,068	433,005	6,907,605	902,335	2,973,464	5,429,187
LOSS FROM OPERATIONS	(5,896,725)	(433,005)	(6,733,623)	(902,335)	(2,973,464)	(5,429,187)
OTHER INCOME (EXPENSES)
Gain on forgiveness of debt					651,758
Interest expense	(25,092)	(42,368)	(75,459)	(115,317)	(140,411)	(120,867)
Other income
Total Other Income (Expenses)	(25,092)	(42,368)	(75,459)	(115,317)	511,347	(120,867)
LOSS BEFORE INCOME TAXES	(5,921,817)	(475,373)	(6,809,082)	(1,017,652)	(2,462,117)	(5,550,054)
INCOME TAX EXPENSE
NET LOSS	$ (5,921,817)	$ (475,373)	$ (6,809,082)	$ (1,017,652)	$ (2,462,117)	$ (5,550,054)
BASIC AND DILUTED:
Net loss per common share	$ (0.53)	$ (0.84)	$ (0.68)	$ (1.86)	$ (2.89)	$ (17.7)
Weighted average shares outstanding	11,079,388	565,590	9,983,335	547,971	850,656	313,537

Shareholders Equity (USD $)	Preferred Stock	Common Stock Issued in April USD ($)	Common Stock Issued in August USD ($)	Common Stock Issued in September USD ($)	Common Stock Issued in October USD ($)	Common Stock Issued in December USD ($)	Common Stock USD ($)	Additional Paid-In Capital Issued in April USD ($)	Additional Paid-In Capital Issued in August USD ($)	Additional Paid-In Capital Issued in September USD ($)	Additional Paid-In Capital Issued in October USD ($)	Additional Paid-In Capital Issued in December USD ($)	Additional Paid-In Capital USD ($)	Retained Earnings / Accumulated Deficit USD ($)	Issued in April USD ($)	Issued in August USD ($)	Issued in September USD ($)	Issued in October USD ($)	Issued in December USD ($)	Total USD ($)
Beginning Balance, Amount at Dec. 31, 2008							$ 1						$ 21,033,134	$ (23,949,846)						$ (2,916,711)
Beginning Balance, Shares at Dec. 31, 2008							12,167
Record sale of Rocky Mountain Sports Alliance													(76,449)	93,373						16,924
Net loss														(268,985)						(268,985)
Ending Balance, Amount at Dec. 31, 2009							1						20,956,685	(24,125,458)						(3,168,772)
Beginning Balance, Shares at Dec. 31, 2009							12,167
Preferred stock issued for services, Shares	200
Preferred stock issued for services, Amount													150,000							150,000
Common stock issued for services, Shares							500,000
Common stock issued for services, Amount							50						4,999,950							5,000,000
Common stock issued for conversion of debt, Amount
Net loss														(5,550,054)						(5,550,054)
Ending Balance, Amount at Dec. 31, 2010							51						26,106,635	(29,675,512)						(3,568,826)
Ending Balance, Shares at Dec. 31, 2010	200						512,167
Common stock issued for services, Shares		35,000	30,000	333,334	550,000	716,667
Common stock issued for services, Amount		4	3	33	55	72		349,996	74,997	373,301	560,945	1,433,262			350,000	75,000	373,334	561,000	1,433,334
Common stock issued for rounding up for reverse stock split, Shares							98,911
Common stock issued for rounding up for reverse stock split, Amount							10						(10)
Common stock issued for conversion of debt, Shares							891,668
Common stock issued for conversion of debt, Amount							89						1,782,245							1,782,334
Record write off of Sportzz.com													(32,365)	32,365
Net loss														(2,462,117)						(2,462,117)
Ending Balance, Amount at Dec. 31, 2011							$ 317						$ 30,649,006	$ (32,105,264)						$ (1,455,941)
Ending Balance, Shares at Dec. 31, 2011	200						3,167,747

Statements of Cash Flows (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
CASH FLOWS FROM OPERATING ACTIVITIES:
Net loss	$ (6,809,082)	$ (1,017,652)	$ (2,462,117)	$ (5,550,054)
Gain on forgiveness of debt			(651,758)
Common stock issued for services	5,883,875	723,334	2,792,668	5,000,000
Preferred stock issued for services				150,000
Bad debt expense	670,000
Changes in operating assets and liabilities:
Accounts receivable	(134,376)
Prepaid expenses
Accounts payable and accrued expenses	323,561	119,447	155,683	304,380
Bank overdraft
Due to related parties	37,500	126,000	115,999	60,844
Net Cash Used by Operating Activities	(28,522)	(48,871)	(49,525)	(34,830)
CASH FLOWS FROM INVESTING ACTIVITIES:
Payments for loans receivable		(183,500)	(183,500)
Net Cash Used by Investing Activities		(183,500)	(183,500)
CASH FLOWS FROM FINANCING ACTIVITIES:
Proceeds from notes payable	100,000	220,000	220,000	27,000
Payment on notes payable		(15,000)	(15,000)
Proceeds from notes payable - related parties		28,500	28,500	7,400
Payment on notes payable - related parties	(45,500)
Net Cash Provided by Financing Activities	54,500	233,500	233,500	34,400
NET INCREASE (DECREASE) IN CASH AND CASH EQUIVALENTS	25,978	1,129	475	(430)
CASH AND CASH EQUIVALENTS, BEGINNING OF PERIOD	564	89	89	519
CASH AND CASH EQUIVALENTS, END OF PERIOD	26,542	1,218	564	89
SUPPLEMENTAL CASH FLOW INFORMATION
Interest			303	74
Income taxes
Non-cash activity:
Common stock issued for services	5,883,875	723,334	2,792,668	5,000,000
Preferred stock issued for services				150,000
Common stock issued for conversion of debt			$ 1,782,334

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

NOTE 1 - ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

a.	Organization and Description of Business

Fuelstream, Inc. (the “Company”) was incorporated under the laws of the State of Delaware on July 12, 1996 under the name of “Durwood, Inc.” From April 6, 1999 to April 9, 2010, the Company operated as a sports marketing firm under the name of “Sportsnuts.” Inc. On April 9, 2010, the Company changed its name to Fuelstream, Inc. and changed its business model to become a fuel transportation and logistics company.

b.	Accounting Method

The Company’s consolidated financial statements are prepared using the accrual method of accounting. The Company has elected a December 31 year end.

c.	Cash and Cash Equivalents

Cash Equivalents include short-term, highly liquid investments with maturities of three months or less at the time of acquisition.

d.	Accounts Receivable

Accounts receivable are recorded net of the allowance for doubtful accounts of $-0- as of December 31, 2011 and 2010. The Company generally offers 30-day credit terms on sales to its customers and requires no collateral. The Company maintains an allowance for doubtful accounts which is determined based on a number of factors, including each customer’s financial condition, general economic trends and management judgment.

e.	Revenue Recognition

Revenue is recognized upon completion of services or delivery of goods where the sales price is fixed or determinable and collectibility is reasonably assured. Advance customer payments are recorded as deferred revenue until such time as they are recognized. The Company does not offer any cash rebates. Returns or discounts, if any, are netted against gross revenues. For the years ended December 31, 2011 and 2010, sales are recorded net of the allowance for returns and discounts of $-0-.

f.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

g.	Advertising

The Company follows the policy of charging the costs of advertising to expense as incurred. Advertising expense is included in cost of sales in the consolidated statements of operations as it relates directly to the revenues associated with events managed by the Company. Advertising expense for the years ended December 31, 2011 and 2010 was $-0-.

h.	Basic and Fully Diluted Net Loss Per Share

	For the Years Ended December 31,
	2011	2010
Basic and fully diluted net loss per share:

Loss (numerator)	$(2,462,117)	$(5,550,054)
Shares (denominator)	850,656	313,537
Per share amount	$(2.89)	$(17.70)

The basic income (loss) per share of common stock is based on the weighted average number of shares issued and outstanding during the period of the financial statements.

i.	Income Taxes

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10 (Prior authoritative literature: Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 (FIN 48)).  FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained will be sustained upon examination based upon the technical merits of the position.  If the more-likely-than- not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.  As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740-10.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

At December 31, 2011 the Company had net operating loss carryforwards of approximately $10,958,000 that may be offset against future taxable income through 2031. No tax benefits have been reported in the financial statements, because the potential tax benefits of the net operating loss carry forwards are offset by a valuation allowance of the same amount.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in the future.

Net deferred tax assets consist of the following components as of December 31, 2011 and 2010:

	2011	2010
Deferred tax assets:
NOL Carryover	$10,958,000	$10,121,000
Valuation allowance	(10,958,000)	(10,121,000)

Net deferred tax asset	$—	$—

The income tax provision differs from the amount of income tax determined by applying the U.S. federal and state income tax rates of 34% to pretax income from continuing operations for the years ended December 31, 2011 and 2010 due to the following:

	2011	2010
Current Federal Tax	$—	$—
Current State Tax	—	—
Change in NOL Benefit	837,000	1,887,000
Valuation allowance	(837,000)	(1,887,000)
	$—	$—

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended December 31, 2011 and 2010:

	2011	2010
Beginning balance	$—	$—
Additions based on tax positions related to current year	—	—
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	—	—
Reductions in benefit due to income tax expense	—	—
Ending balance	$—	$—

At December 31, 2011, the Company had no unrecognized tax benefits that, if recognized, would affect the effective tax rate.

The Company did not have any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

The Company includes interest and penalties arising from the underpayment of income taxes in the consolidated statements of operations in the provision for income taxes.  As of December 31, 2011 and 2010, the Company had no accrued interest or penalties related to uncertain tax positions.

The tax years that remain subject to examination by major taxing jurisdictions are those for the years ended December 31, 2011, 2010 and 2009.

j.	Reclassifications

Certain amounts in the accompanying consolidated financial statements have been reclassified to conform to the current year presentation. These reclassifications have no material affect on the consolidated financial statements.

k.	Accrued Expenses

Accrued expenses consisted of the following:

	December 31,
	2011	2010

Accrued compensation	$—	$1,585,104
Accrued interest	801,110	942,380
Total accrued expenses	$801,110	$2,527,484

l.	Recent Accounting Pronouncements

We have reviewed accounting pronouncements issued during the past two years and have adopted any that are applicable to our company. We have determined that none had a material impact on our financial position, results of operations, or cash flows for the years ended December 31, 2011 and 2010.

m.	Financial Instruments

On January 1, 2008, the Company adopted FASB ASC 820-10-50, “Fair Value Measurements.”  This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures.  The three levels are defined as follows:

- Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

- Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

- Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheets for the cash and cash equivalents, receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest.

BASIS OF FINANCIAL STATEMENT PRESENTATION	9 Months Ended
Sep. 30, 2012
Organization, Consolidation and Presentation of Financial Statements [Abstract]
BASIS OF FINANCIAL STATEMENT PRESENTATION

NOTE 1 - BASIS OF FINANCIAL STATEMENT PRESENTATION

The accompanying unaudited consolidated financial statements have been prepared by the Company pursuant to the rules and regulations of the Securities and Exchange Commission. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. generally accepted accounting principles have been condensed or omitted in accordance with such rules and regulations. The information furnished in the interim consolidated financial statements includes normal recurring adjustments and reflects all adjustments, which, in the opinion of management, are necessary for a fair presentation of such financial statements. Although management believes the disclosures and information presented are adequate to make the information not misleading, it is suggested that these interim consolidated financial statements be read in conjunction with the Company’s audited financial statements and notes thereto included in its Form 10-K filed on April 13, 2012. Operating results for the nine months ended September 30, 2012 are not necessarily indicative of the results to be expected for the year ending December 31, 2012.

NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Notes Payable
NOTES PAYABLE

NOTES PAYABLE

Notes payable consisted of the following:
	December 31, 2011	December 31, 2010
Notes payable to companies, unsecured, interest at 10%, due on demand.	232,000	12,000
Notes payable to an individual, unsecured, interest at 12%, due on demand.	—	15,000
Total notes payable	232,000	27,000
Less: current portion	(232,000)	(27,000)
Long-term notes payable	$—	$—
Maturities of notes payable are as follows:
Year Ending December 31,		Amount
2012		$232,000
Total		$232,000

Accrued interest on notes payable for the years ended December 31, 2011 and 2010 was $16,308 and $513, respectively.

NOTES PAYABLE - RELATED PARTIES	12 Months Ended
Dec. 31, 2011
Notes Payable - Related Parties
NOTES PAYABLE - RELATED PARTIES

NOTE 3- NOTES PAYABLE - RELATED PARTIES

Notes payable - related parties consistof the following:
	December 31, 2011	December 31, 2010
Note payable to a shareholder, secured by tangible and intangible assets of the Company,interest at 16%, principal and interest due April 1, 2000, past due. Note is convertible into common stock of the Company at $10.00 per share.	$450,000	$450,000
Note payable to a related individual, secured by tangible assets of the Company, interest at 16%,principal and interest due May 4, 2000, past due.Note is convertible into common stock of the Company at $1.00 per share.	—	20,000
Notes payable to related individuals, unsecured,interest at 10%, due on demand.	43,500	192,566
Notes payable to a related individual, unsecured, interest at 13%, due on demand.	—	21,500
Total notes payable - related parties	493,500	684,066
Less: current portion	(493,500)	(684,066)
Long-term notes payable - related parties	$—	$—

Maturities of notes payable - related parties are as follows:
Year Ending December 31,	Amount
2012	$493,500
Total	$493,500

Accrued interest on notes payable – related parties for the years ended December 31, 2011 and 2010 was $742,177 and $839,448, respectively.

LOANS RECEIVABLE	12 Months Ended
Dec. 31, 2011
Receivables [Abstract]
LOANS RECEIVABLE

NOTE 4 - LOANS RECEIVABLE

On April 11, 2011, the Company entered into a joint venture agreement (the “Joint Venture”) with Aviation Fuel International, Inc. (“AFI”), a Florida corporation, to provide for the supply of aviation fuel to various commercial aircraft via tanker trucks which are intended to be acquired by the Joint Venture. Pursuant to the Joint Venture, the Company was obligated to contribute working capital of $200,000 within 90 days of the effective date of the Joint Venture for the purchase of the tanker trucks, as well as salaries, benefits, and taxes regarding the operation thereof. The Company contributed $183,500 toward its working capital obligation under the Joint Venture. This amount has been recorded on the balance sheet as Loans Receivable as of December 31, 2011.On January 18, 2012, the Joint Venture was terminated upon completion of the acquisition of AFI by the Company. Consequently, theseLoans Receivable will be eliminated when consolidated with the financial statements of AFI in periods subsequent to the acquisition.

COMMON AND PREFERRED STOCK TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Common And Preferred Stock Transactions
COMMON AND PREFERRED STOCK TRANSACTIONS

NOTE 5 - COMMON AND PREFERRED STOCK TRANSACTIONS

On December 14, 2011, the Company issued an aggregate of 891,667 shares of restricted common stock to three creditors of the Company in connection with the retirement of $2,233,891 in various loans, notes, and accrued expenses of the Company in the aggregate. The market value of the stock on the date of issuance was $1,783,334 which offset the loans, notes, and accrued expenses with the remainder of $450,557 recorded as part of the gain on the forgiveness of debt.

During the year ended December 31, 2011, the Company issued an aggregate of 1,635,001 shares of common stock to various contract personnel for services provided. The market value of the stock on the dates of issuance was $2,717,668 and is recorded as “salaries and consulting expense” in the Statements of Operations.

During the year ended December 31, 2011, the Company issued 30,000 shares of common stock for legal services provided. The market value of the stock on the dates of issuance was $75,000 and is recorded as “professional fees expense” in the Statements of Operations.

OPTIONS AND WARRANTS	12 Months Ended
Dec. 31, 2011
Options And Warrants
OPTIONS AND WARRANTS

NOTE 6 - OPTIONS AND WARRANTS

The Company has adopted FASB ASC 718, “Share-Based Payments” (“ASC 718”) to account for its stock options. The Company estimates the fair value of each stock award at the grant date by using the Black-Scholes option pricing model. The assumptions used to calculate the fair value of options granted are evaluated and revised, as necessary, to reflect market conditions and our experience. Compensation expense is recognized only for those options expect to vest, with forfeitures estimated at the date of grant based on our historical experience and future expectations. No stock options or warrants were Issued or outstanding during 2010 or 2011.

GOING CONCERN	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Going Concern
GOING CONCERN

NOTE 2 GOING CONCERN CONSIDERATIONS

The accompanying consolidated financial statements have been prepared using generally accepted accounting principles applicable to a going concern which contemplates the realization of assets and liquidation of liabilities in the normal course of business. As reported in its Annual Report on Form 10-K for the year ended December 31, 2011, the Company has an accumulated deficit of $32,105,264 from inception of the Company through December 31, 2011. The accumulated deficit as of September 30, 2012 was $38,914,346 and the total stockholders’ deficit at September 30, 2012 was $1,824,648 and had working capital deficit, continued losses, and negative cash flows from operations. These factors combined, raise substantial doubt about the Company’s ability to continue as a going concern. Management’s plans to address and alleviate these concerns are as follows:

The Company’s management continues to develop a strategy of exploring all options available to it so that it can develop successful operations and have sufficient funds, therefore, as to be able to operate over the next twelve months. The Company is attempting to improve these conditions by way of financial assistance through issuances of additional equity and by generating revenues by brokering the sale of aircraft fuel. No assurance can be given that funds will be available, or, if available, that it will be on terms deemed satisfactory to management.

The ability of the Company to continue as a going concern is dependent upon its ability to successfully accomplish the plans described in the preceding paragraph and eventually attain profitable operations. The accompanying condensed consolidated financial statements do not include any adjustments relating to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result from the outcome of these uncertainties.

NOTE 7 - GOING CONCERN

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The Company has sustained significant net losses which have resulted in an accumulated deficit at December 31, 2011 of approximately $32,105,264, has negative working capital, and negative cash flows from operations, all of which raise substantial doubt regarding the Company’s ability to continue as a going concern.

To date the Company has funded its operations through a combination of loans and the private placement of its common stock. The acquisition of AFI in January 2012 is expected to result in increased business activity and cash flows from operations. Absent this transaction, there would be substantial doubt as to the Company’s ability to continue operations.

The Company believes these conditions have resulted from the inherent risks associated with small companies. Such risks include, but are not limited to, the ability to (i) generate revenues and sales of its products and services at levels sufficient to cover its costs and provide a return for investors, (ii) attract additional capital in order to finance growth, (iii) further develop and successfully market commercial products and services, and (iv) successfully compete with other comparable companies having financial, production and marketing resources significantly greater than those of the Company.

RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2011
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 8 - RELATED PARTY TRANSACTIONS

On December 14, 2011, the Company issued 500,000 shares of restricted common stock to its newly-appointed Chief Executive Officer. These shares vested immediately upon such appointment.

On December 14, 2011, John Thomas, the controlling shareholder of the Company and the Company’s former Chief Executive Officer, sold 200 shares of Series A Preferred Stock of the Company (the “Preferred Stock”) to Sean Wagner, the sole shareholder of AFI and the recipient of 7,400,000 shares of common stock in connection with the acquisition of AFI. The consideration for the Preferred Shares consisted of a secured promissory note (“Note”) issued by Mr. Wagner to Mr. Thomas, and required Mr. Wagner to grant Mr. Thomas a security interest in the Preferred Stock as well as the voting rights attached thereto until the Note is paid in full. Although the Preferred Stock carries no dividend, distribution, or liquidation rights, and is not convertible into common stock, each share of Preferred Stock carries 10,000,000 votes per share and is entitled to vote with the Company’s common stockholders on all matters upon which common stockholders may vote. As a result of the purchase and sale of the Preferred Stock, Mr. Wagner holds a controlling beneficial interest in the Company and, once the Note is paid in full, may unilaterally determine the election of the Board and other substantive matters requiring approval of the Company’s stockholders.

From time to time, an officer of the Company and an entity he owns paid for expenses of the Company for which he has not been reimbursed. These unreimbursed expenses are disclosed as due to related parties. The balance due at December 31, 2011 and 2010 was $29,254 and $252,508, respectively. Accrued interest on these amounts was $42,435 and $102,229 for the years ended December 31, 2011 and 2010, respectively.

JOINT VENTURE	12 Months Ended
Dec. 31, 2011
Equity Method Investments and Joint Ventures [Abstract]
JOINT VENTURE

NOTE 9 - JOINT VENTURE

On April 11, 2011, the Company entered into a joint venture agreement (the “Joint Venture”) with AFI to provide for the supply of aviation fuel to various commercial aircraft via tanker trucks which are intended to be acquired by the Joint Venture. Pursuant to the Joint Venture, the Company was obligated to contribute working capital of $200,000 within 90 days of the effective date of the Joint Venture for the purchase of the tanker trucks, as well as salaries, benefits, and taxes regarding the operation thereof. The Company contributed $183,500 toward its working capital obligation under the Joint Venture. On January 10, 2012, the Company completed the acquisition of AFI, resulting in a termination of the Joint Venture.

ACQUISITION	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
ACQUISITION

NOTE 3 ACQUISITION

On January 18, 2012 the Company completed the acquisition of 100% of the equity of Aviation Fuel International, Inc., a Florida corporation (“AFI”). AFI is a purchaser and reseller of aviation fuel for commercial and private aircraft. The consideration for the acquisition of AFI consisted of 7,400,000 shares of restricted common stock and a note payable in the amount of $1,000,000. As part of the acquisition, the Company recorded goodwill in the amount of $2,557,033. Various items contributed to the amount recorded as goodwill such as net present value of forecasted cash flows, current fuel sales contracts, and a non-compete agreement with the President of AFI who has highly valued contacts and experience in the industry.

Following is a pro-forma statement of operations for the nine months ended September 30, 2012 and 2011 as though the acquisition of AFI had occurred at the beginning of each period.

	For the Nine Months Ended
	September 30,
	2012	2011

NET SALES	$740,907	$4,540,255

COST OF SALES	566,925	4,275,990

GROSS MARGIN	173,982	264,265

Total Selling, General and
Administrative Expenses	6,907,605	291,265

LOSS FROM OPERATIONS	(6,733,623)	(27,000)

OTHER INCOME (EXPENSES)

Interest expense	(75,459)	—

Total Other Income (Expenses)	(75,459)	—

LOSS BEFORE INCOME TAXES	(6,809,082)	(27,000)

INCOME TAX EXPENSE	—	—

NET LOSS	$(6,809,082)	$(27,000)

BASIC AND DILUTED:
Net loss per common share	$(0.68)	$(0.05)

Weighted average shares outstanding	9,983,335	512,167

LOSS CONTINGENCIES	9 Months Ended
Sep. 30, 2012
Commitments and Contingencies Disclosure [Abstract]
LOSS CONTINGENCIES

NOTE 4 LOSS CONTINGENCIES

The Company and or its subsidiaries is involved with various legal proceedings as described in Part II Item I of this Form 10-Q. The Company has evaluated these contingencies per the requirements of ASC 450-20 (previously SFAS 5, “Accounting for Contingencies”) and determined that the likelihood of loss from these proceedings are remote. Furthermore, the amount of potential loss cannot be reasonably estimated. For these reasons, no loss contingencies have been accounted for.

SUBSEQUENT EVENTS	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2011
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 5 SUBSEQUENT EVENTS

On October 8, 2012, John D. Thomas was appointed as President, Secretary, and a member of the Board of Directors.

On November 14, 2012, Juan Carlos Ley was appointed as Chief Executive Officer and a member of the Board of Directors.

The Company has evaluated subsequent events for the period ending September 30, 2012 through the date the financial statements were issued, and concluded there were no additional events or transactions, other than those disclosed above, occurring during this period that required recognition or disclosure in its consolidated financial statements.

NOTE 10- SUBSEQUENT EVENTS

On January 18, 2012, the Company completed the acquisition of AFI as described further herein. AFI is a purchaser and reseller of aviation fuel for commercial and private aircraft. The consideration for the acquisition of AFI consisted of 7,400,000 shares of restricted common stock. The acquisition superseded the letter of intent that was entered into between the Company and AFI on March 17, 2011 and terminated the joint venture agreement that was entered into between the Company and AFI on April 11, 2011.

The Company has evaluated subsequent events for the year ending December 31, 2011 through the date the financial statements were issued, and concluded there were no other events or transactions, other than those disclosed above, occurring during this period that required recognition or disclosure in its consolidated financial statements.

REVERSE STOCK SPLIT	12 Months Ended
Dec. 31, 2011
Reverse Stock Split
REVERSE STOCK SPLIT

NOTE 11 - REVERSE STOCK SPLIT

On June 14, 2011, our board of directors and the holder of a majority in interest of our voting capital stock approved a 1-for-100 reverse split of our common shares (“Reverse Split”). The Reverse Split became effective on August 3, 2011. As a result of the Reverse Split, each shareholder of record, received one (1) share of common stock for each one hundred (100) shares of common stock they held prior to the Reverse Split, provided however, that fractions of a share were rounded up to the nearest whole share and any registered shareholder who would have otherwise held less than 200 shares following the Reverse Split was rounded up to 200 shares. Consequently, none of our registered shareholders as of the record date held less than 200 shares following the Reverse Split. This rounding up to 200 shares resulted in an additional 98,912 shares issued. These financial statements have been retroactively restated for this change in capital structure.

OTHER EVENTS	12 Months Ended
Dec. 31, 2011
Other Events
OTHER EVENTS

NOTE 12 - OTHER EVENTS

On November 20, 2011, the Board and holders of a majority of the voting rights of the outstanding capital stock of the Company approved a restatement of the Company’s Certificate of Incorporation (“November Restatement”). The purpose of the November Restatement was to:(i) decrease the number of authorized shares of Preferred Stock to 200 and decrease the number of authorized shares of common stock to 50,000,000, (ii) restate, consistent with the Certificate of Designation filed by the Company on June 14, 2011, with respect to the Preferred Stock, defining the powers, preferences, rights, and restrictions, thereof, and (iii) amend Article VII, which specifies that no amendment or restatement of the Certificate of Incorporation of the Company shall be valid unless approved by holders of a majority of the voting rights of the Company, which approval shall expressly include voting rights associated with the outstanding shares of common stock and Preferred Stock of the Company.

On June 14, 2011, the Company amended and restated the Certificate of Designation to the Company’s Certificate of Incorporation. The Certificate of Designation concerns the rights, preferences, privileges, and restrictions of Series “A” Preferred Stock (the “Preferred Stock”), and the amended and restated Certificate of Designation increased the number of voting rights applicable to each share of Preferred Stock from one million (1,000,000) to ten million (10,000,000).

On June 14, 2011, the Company amended and restated its Certificate of Incorporation to provide for an increase in the authorized common and preferred shares of the Company, a reduction in the par value of the Company’s common and preferred shares from $0.002 to $0.0001 per share, and the removal of a classified board of directors and certain supermajority requirements. The provisions relating to the increase in the authorized shares of common and preferred stock were superseded by the November Restatement described above.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Accounting Method
b.	Accounting Method
The Company’s consolidated financial statements are prepared using the accrual method of accounting. The Company has elected a December 31 year end.
Cash and Cash Equivalents
c.	Cash and Cash Equivalents
Cash Equivalents include short-term, highly liquid investments with maturities of three months or less at the time of acquisition.
Accounts Receivable
d.	Accounts Receivable

Accounts receivable are recorded net of the allowance for doubtful accounts of $-0- as of December 31, 2011 and 2010. The Company generally offers 30-day credit terms on sales to its customers and requires no collateral. The Company maintains an allowance for doubtful accounts which is determined based on a number of factors, including each customer’s financial condition, general economic trends and management judgment.

Revenue Recognition
e.	Revenue Recognition

Revenue is recognized upon completion of services or delivery of goods where the sales price is fixed or determinable and collectibility is reasonably assured. Advance customer payments are recorded as deferred revenue until such time as they are recognized. The Company does not offer any cash rebates. Returns or discounts, if any, are netted against gross revenues. For the years ended December 31, 2011 and 2010, sales are recorded net of the allowance for returns and discounts of $-0-.

Estimates
f.	Estimates

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Advertising
g.	Advertising

The Company follows the policy of charging the costs of advertising to expense as incurred. Advertising expense is included in cost of sales in the consolidated statements of operations as it relates directly to the revenues associated with events managed by the Company. Advertising expense for the years ended December 31, 2011 and 2010 was $-0-.

Basic and Fully Diluted Net Loss Per Share
h.	Basic and Fully Diluted Net Loss Per Share

	For the Years Ended December 31,
	2011	2010
Basic and fully diluted net loss per share:

Loss (numerator)	$(2,462,117)	$(5,550,054)
Shares (denominator)	850,656	313,537
Per share amount	$(2.89)	$(17.70)

The basic income (loss) per share of common stock is based on the weighted average number of shares issued and outstanding during the period of the financial statements.

Income Taxes
i.	Income Taxes

The Financial Accounting Standards Board (FASB) has issued FASB ASC 740-10 (Prior authoritative literature: Financial Interpretation No. 48, "Accounting for Uncertainty in Income Taxes - An Interpretation of FASB Statement No. 109 (FIN 48)).  FASB ASC 740-10 clarifies the accounting for uncertainty in income taxes recognized in an enterprise's financial statements in accordance with prior literature FASB Statement No. 109, Accounting for Income Taxes.  This standard requires a company to determine whether it is more likely than not that a tax position will be sustained will be sustained upon examination based upon the technical merits of the position.  If the more-likely-than- not threshold is met, a company must measure the tax position to determine the amount to recognize in the financial statements.  As a result of the implementation of this standard, the Company performed a review of its material tax positions in accordance with recognition and measurement standards established by FASB ASC 740-10.

Deferred taxes are provided on a liability method whereby deferred tax assets are recognized for deductible temporary differences and operating loss and tax credit carryforwards and deferred tax liabilities are recognized for taxable temporary differences.  Temporary differences are the differences between the reported amounts of assets and liabilities and their tax basis.  Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized.  Deferred tax assets and liabilities are adjusted for the effects of changes in tax laws and rates on the date of enactment.

At December 31, 2011 the Company had net operating loss carryforwards of approximately $10,958,000 that may be offset against future taxable income through 2031. No tax benefits have been reported in the financial statements, because the potential tax benefits of the net operating loss carry forwards are offset by a valuation allowance of the same amount.

Due to the change in ownership provisions of the Tax Reform Act of 1986, net operating loss carryforwards for Federal income tax reporting purposes are subject to annual limitations. Should a change in ownership occur, net operating loss carryforwards may be limited as to use in the future.

Net deferred tax assets consist of the following components as of December 31, 2011 and 2010:

	2011	2010
Deferred tax assets:
NOL Carryover	$10,958,000	$10,121,000
Valuation allowance	(10,958,000)	(10,121,000)

Net deferred tax asset	$—	$—

The income tax provision differs from the amount of income tax determined by applying the U.S. federal and state income tax rates of 34% to pretax income from continuing operations for the years ended December 31, 2011 and 2010 due to the following:

	2011	2010
Current Federal Tax	$—	$—
Current State Tax	—	—
Change in NOL Benefit	837,000	1,887,000
Valuation allowance	(837,000)	(1,887,000)
	$—	$—

A reconciliation of the beginning and ending amount of unrecognized tax benefits is as follows for the years ended December 31, 2011 and 2010:

	2011	2010
Beginning balance	$—	$—
Additions based on tax positions related to current year	—	—
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	—	—
Reductions in benefit due to income tax expense	—	—
Ending balance	$—	$—

At December 31, 2011, the Company had no unrecognized tax benefits that, if recognized, would affect the effective tax rate.

The Company did not have any tax positions for which it is reasonably possible that the total amount of unrecognized tax benefits will significantly increase or decrease within the next 12 months.

The Company includes interest and penalties arising from the underpayment of income taxes in the consolidated statements of operations in the provision for income taxes.  As of December 31, 2011 and 2010, the Company had no accrued interest or penalties related to uncertain tax positions.

The tax years that remain subject to examination by major taxing jurisdictions are those for the years ended December 31, 2011, 2010 and 2009.

Reclassifications
j.	Reclassifications

Certain amounts in the accompanying consolidated financial statements have been reclassified to conform to the current year presentation. These reclassifications have no material affect on the consolidated financial statements.

Accrued Expenses
k.	Accrued Expenses
  Accrued expenses consisted of the following:
	December 31,
	2011	2010

Accrued compensation	$—	$1,585,104
Accrued interest	801,110	942,380
Total accrued expenses	$801,110	$2,527,484

Recent Accounting Pronouncements
l.	Recent Accounting Pronouncements

We have reviewed accounting pronouncements issued during the past two years and have adopted any that are applicable to our company. We have determined that none had a material impact on our financial position, results of operations, or cash flows for the years ended December 31, 2011 and 2010.

Financial Instruments
m.	Financial Instruments

On January 1, 2008, the Company adopted FASB ASC 820-10-50, “Fair Value Measurements.”  This guidance defines fair value, establishes a three-level valuation hierarchy for disclosures of fair value measurement and enhances disclosure requirements for fair value measures.  The three levels are defined as follows:

- Level 1 inputs to the valuation methodology are quoted prices (unadjusted) for identical assets or liabilities in active markets.

- Level 2 inputs to the valuation methodology include quoted prices for similar assets and liabilities in active markets, and inputs that are observable for the asset or liability, either directly or indirectly, for substantially the full term of the financial instrument.

- Level 3 inputs to valuation methodology are unobservable and significant to the fair measurement.

The carrying amounts reported in the balance sheets for the cash and cash equivalents, receivables and current liabilities each qualify as financial instruments and are a reasonable estimate of fair value because of the short period of time between the origination of such instruments and their expected realization and their current market rate of interest.

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2011
Accounting Policies [Abstract]
Basic and Fully Diluted Net Loss Per Share
	For the Years Ended December 31,
	2011	2010
Basic and fully diluted net loss per share:

Loss (numerator)	$(2,462,117)	$(5,550,054)
Shares (denominator)	850,656	313,537
Per share amount	$(2.89)	$(17.70)

Deferred tax assets
	2011	2010
Deferred tax assets:
NOL Carryover	$10,958,000	$10,121,000
Valuation allowance	(10,958,000)	(10,121,000)

Net deferred tax asset	$—	$—

Income tax provision
	2011	2010
Current Federal Tax	$—	$—
Current State Tax	—	—
Change in NOL Benefit	837,000	1,887,000
Valuation allowance	(837,000)	(1,887,000)
	$—	$—

Unrecognized tax benefits
	2011	2010
Beginning balance	$—	$—
Additions based on tax positions related to current year	—	—
Additions for tax positions of prior years	—	—
Reductions for tax positions of prior years	—	—
Reductions in benefit due to income tax expense	—	—
Ending balance	$—	$—

Accrued expenses
	December 31,
	2011	2010

Accrued compensation	$—	$1,585,104
Accrued interest	801,110	942,380
Total accrued expenses	$801,110	$2,527,484

NOTES PAYABLE (Tables)	12 Months Ended
Dec. 31, 2011
Notes Payable
Notes payable
Notes payable consisted of the following:
	December 31, 2011	December 31, 2010
Notes payable to companies, unsecured, interest at 10%, due on demand.	232,000	12,000
Notes payable to an individual, unsecured, interest at 12%, due on demand.	—	15,000
Total notes payable	232,000	27,000
Less: current portion	(232,000)	(27,000)
Long-term notes payable	$—	$—

Note maturities
Maturities of notes payable are as follows:
Year Ending December 31,	Amount
2012	$232,000
Total	$232,000

NOTES PAYABLE - RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2011
Notes Payable - Related Parties
Notes payable - related parties
Notes payable - related parties consistof the following:
	December 31, 2011	December 31, 2010
Note payable to a shareholder, secured by tangible and intangible assets of the Company,interest at 16%, principal and interest due April 1, 2000, past due. Note is convertible into common stock of the Company at $10.00 per share.	$450,000	$450,000
Note payable to a related individual, secured by tangible assets of the Company, interest at 16%,principal and interest due May 4, 2000, past due.Note is convertible into common stock of the Company at $1.00 per share.	—	20,000
Notes payable to related individuals, unsecured,interest at 10%, due on demand.	43,500	192,566
Notes payable to a related individual, unsecured, interest at 13%, due on demand.	—	21,500
Total notes payable - related parties	493,500	684,066
Less: current portion	(493,500)	(684,066)
Long-term notes payable - related parties	$—	$—

Note maturities
Maturities of notes payable - related parties are as follows:
Year Ending December 31,	Amount
2012	$493,500
Total	$493,500

ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Pro-forma statement of operations
	For the Nine Months Ended
	September 30,
	2012	2011

NET SALES	$740,907	$4,540,255

COST OF SALES	566,925	4,275,990

GROSS MARGIN	173,982	264,265

Total Selling, General and
Administrative Expenses	6,907,605	291,265

LOSS FROM OPERATIONS	(6,733,623)	(27,000)

OTHER INCOME (EXPENSES)

Interest expense	(75,459)	—

Total Other Income (Expenses)	(75,459)	—

LOSS BEFORE INCOME TAXES	(6,809,082)	(27,000)

INCOME TAX EXPENSE	—	—

NET LOSS	$(6,809,082)	$(27,000)

BASIC AND DILUTED:
Net loss per common share	$(0.68)	$(0.05)

Weighted average shares outstanding	9,983,335	512,167

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Basic and Fully Diluted Net Loss Per Share (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Loss (numerator)	$ (5,921,817)	$ (475,373)	$ (6,809,082)	$ (1,017,652)	$ (2,462,117)	$ (5,550,054)
Shares (denominator)					850,656	313,537
Per share amount	$ (0.53)	$ (0.84)	$ (0.68)	$ (1.86)	$ (2.89)	$ (17.7)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Deferred tax assets (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Deferred tax assets:
NOL Carryover	$ 10,958,000	$ 10,121,000
Valuation allowance	(10,958,000)	(10,121,000)
Net deferred tax asset

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Income tax provision (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Current Federal Tax
Current State Tax
Change in NOL Benefit					837,000	1,887,000
Valuation allowance					(837,000)	(1,887,000)
Total

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES Unrecognized tax benefits (Details) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Beginning balance
Additions based on tax positions related to current year
Additions for tax positions of prior years
Reductions for tax positions of prior years
Reductions in benefit due to income tax expense
Ending balance

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES - Accrued expenses (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Accrued compensation			$ 1,585,104
Accrued interest		801,110	942,380
Total accrued expenses	$ 875,840	$ 801,110	$ 2,527,484

Notes payable - Components (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes payable consisted of the following:
Notes payable		$ 232,000	$ 27,000
Less: current portion	1,582,016	232,000	27,000
Long-term notes payable
Notes payable to companies, unsecured, interest at 10%, due on demand
Notes payable consisted of the following:
Notes payable		232,000	12,000
Notes payable to an individual, unsecured, interest at 12%, due on demand
Notes payable consisted of the following:
Notes payable			$ 15,000

Notes payable - Maturities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Maturities of notes payable are as follows:
Year Ending December 31, 2012	$ 232,000
Total	$ 232,000	$ 27,000

Notes payable - Related Parties - Components (Details) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes payable - related parties consistof the following:
Notes payable - related parties		$ 493,500	$ 684,066
Less: current portion	1,448,000	493,500	684,066
Long-term notes payable - related parties
Note payable to a shareholder, secured by tangible and intangible assets of the Company,interest at 16%, principal and interest due April 1, 2000, past due. Note is convertible into common stock of the Company at $10.00 per share.
Notes payable - related parties consistof the following:
Notes payable - related parties		450,000	450,000
Note payable to a related individual, secured by tangible assets of the Company, interest at 16%,principal and interest due May 4, 2000, past due.Note is convertible into common stock of the Company at $1.00 per share.
Notes payable - related parties consistof the following:
Notes payable - related parties			20,000
Notes payable to related individuals, unsecured,interest at 10%, due on demand.
Notes payable - related parties consistof the following:
Notes payable - related parties		43,500	192,566
Notes payable to a related individual, unsecured, interest at 13%, due on demand.
Notes payable - related parties consistof the following:
Notes payable - related parties			$ 21,500

Notes payable - Related parties - Maturities (Details) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Maturities of notes payable - related parties are as follows:
Year Ending December 31, 2012	$ 493,500
Total	$ 493,500	$ 684,066

Pro-forma statement of operations (Details) (USD $)	9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011
Business Combinations [Abstract]
NET SALES	$ 740,907	$ 4,540,255
COST OF SALES	566,925	4,275,990
GROSS MARGIN	173,982	264,265
Total Selling, General and Administrative Expenses	6,907,605	291,265
LOSS FROM OPERATIONS	(6,733,623)	(27,000)
Interest expense	(75,459)
Total Other Income (Expenses)	(75,459)
LOSS BEFORE INCOME TAXES	(6,809,082)	(27,000)
INCOME TAX EXPENSE
NET LOSS	$ (6,809,082)	$ (27,000)
BASIC AND DILUTED:
Net loss per common share	$ (0.68)	$ (0.05)
Weighted average shares outstanding	9,983,335	512,167

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Accounting Policies [Abstract]
Allowance for doubtful accounts	$ 0	$ 0
Allowance for returns and discounts	0	0
Advertising expense	0	0
Net operating loss carryforwards	$ 10,958,000	$ 10,121,000

NOTES PAYABLE (Details Narrative) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accrued interest	$ 801,110	$ 942,380
Interest on notes payable
Accrued interest	$ 16,308	$ 513

NOTES PAYABLE - RELATED PARTIES (Details Narrative) (USD $)	Dec. 31, 2011	Dec. 31, 2010
Accrued interest	$ 801,110	$ 942,380
Interest on related party notes payable
Accrued interest	$ 742,177	$ 839,448

LOANS RECEIVABLE (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Receivables [Abstract]
Working capital requirement under joint venture		$ 200,000
Loans receivable		$ 183,500

COMMON AND PREFERRED STOCK TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Common stock issued for conversion of debt	$ 1,782,334
Gain on forgiveness of debt	(651,758)
Common stock issued for services, Amount		5,000,000
StockIssuedInDebtConversionMember
Common stock issued for conversion of debt, Shares	891,668
Debt retired through stock issuance	2,233,891
Common stock issued for conversion of debt	1,782,334
Gain on forgiveness of debt	451,557
StockIssuedToContractPersonnelForServicesMember
Common stock issued for services, Shares	1,635,001
Common stock issued for services, Amount	2,717,668
StockIssuedForLegalServicesMember
Common stock issued for services, Shares	30,000
Common stock issued for services, Amount	$ 75,000

GOING CONCERN (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Going Concern
Accumulated deficit	$ 38,914,346	$ 32,105,264	$ 29,675,512
Total Stockholders' Deficit	$ 1,824,648	$ 1,455,941	$ 3,568,826	$ 3,168,772	$ 2,916,711

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Chief executive officer	Sep. 30, 2012 Controlling shares	Dec. 31, 2011 Controlling shares	Dec. 31, 2011 Interest on related party transactions	Dec. 31, 2010 Interest on related party transactions
Common stock issued to Chief Executive Officer				500,000
Controlling preferred shares sold by shareholder						200
Common stock issued in connection with the Acquisition of AFI					7,400,000
Preferred Stock, Voting Rights						Although the Preferred Stock carries no dividend, distribution, or liquidation rights, and is not convertible into common stock, each share of Preferred Stock carries 10,000,000 votes per share and is entitled to vote with the Company’s common stockholders on all matters upon which common stockholders may vote.
Due to related parties	$ 66,754	$ 29,254	$ 252,508
Accrued interest		$ 801,110	$ 942,380				$ 42,435	$ 102,229

JOINT VENTURE (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Equity Method Investments and Joint Ventures [Abstract]
Working capital requirement under joint venture		$ 200,000
Loans receivable		$ 183,500

ACQUISITION (Details Narrative) (USD $)	9 Months Ended		12 Months Ended		9 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2011	Dec. 31, 2010	Sep. 30, 2012 Acquisition of AFI, Jan 18, 2012	Jan. 18, 2012 Acquisition of AFI, Jan 18, 2012
Equity acquired in Aviation Fuel International, Inc.						100.00%
Common shares issued in the acquisition of Aviation Fuel International, Inc.					7,400,000
Note payable issued in the acquisition of Aviation Fuel International, Inc.		$ 28,500	$ 28,500	$ 7,400	$ 1,000,000
Goodwill acquired in the acquisition of Aviation Fuel International, Inc.					$ 2,557,033

SUBSEQUENT EVENTS (Details Narrative) (Acquisition of AFI, Jan 18, 2012)	9 Months Ended
Sep. 30, 2012
Acquisition of AFI, Jan 18, 2012
Common shares issued in the acquisition of Aviation Fuel International, Inc.	7,400,000

REVERSE STOCK SPLIT (Details Narrative)	12 Months Ended
Dec. 31, 2011
Reverse Stock Split
Reverse stock split conversion ratio	0.01
Minimum number of shares issued to a single shareholder in reverse stock split	200
Additional shares issued in reverse split due to rounding	98,912

OTHER EVENTS (Details Narrative) (USD $)	Sep. 30, 2012	Dec. 31, 2011	Nov. 20, 2011	Jun. 14, 2011	Jun. 13, 2011	Dec. 31, 2010
Other Events
Preferred shares authorized per the Company's November 20, 2011 restatement of the Company's Certificate of Incorporation	200	200	200			200
Common shares authorized per the Company's November 20, 2011 restatement of the Company's Certificate of Incorporation	50,000,000	50,000,000	50,000,000			50,000,000
Number of voting rights applicable to each share of Preferred Stock (after and before the June 14, 2011 restatement of the Company's Certificate of incorporation)				10000000	1000000
Preferred stock, par value (after and before the June 14, 2011 restatement of the Company's Certificate of incorporation)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.002
Common stock, par value (after and before the June 14, 2011 restatement of the Company's Certificate of incorporation)	$ 0.0001	$ 0.0001		$ 0.0001	$ 0.002